Taxation - Schedule of Other PRC Companies Loss Carried Forward (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Other PRC Companies Loss Carried Forward [Line Items]
Total	¥ 239,112	$ 34,193
Tax Year 2026 [Member]
Schedule of Other PRC Companies Loss Carried Forward [Line Items]
Total	28,689	4,103
Tax Year 2027 [Member]
Schedule of Other PRC Companies Loss Carried Forward [Line Items]
Total	44,331	6,339
Tax Year 2028 [Member]
Schedule of Other PRC Companies Loss Carried Forward [Line Items]
Total	58,698	8,394
Tax Year 2029 [Member]
Schedule of Other PRC Companies Loss Carried Forward [Line Items]
Total	71,436	10,215
Thereafter [Member]
Schedule of Other PRC Companies Loss Carried Forward [Line Items]
Total	¥ 35,958	$ 5,142